Consolidated statement of changes in equity (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Impact of the group's cash flow hedges, net gain (loss) deferred to other comprehensive income	€ 230	€ 2,037	€ 2,322
Net gain (loss) recycled to the income statement	197	€ 254	€ 896
Vantage Towers [Member]
Gains (losses) on disposals of investments	8,607
Vodafone Ghana Mobile Financial Services Limited
Gains (losses) on disposals of investments	689
Vodafone Hungary
Gains (losses) on disposals of investments	€ 69